Stockholders' Equity (Details) - Schedule of Stock Option and Restricted Stock Unit Activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Shares Subject to Outstanding Stock Options, Beginning balance	102,089	89,889	72,744
Weighted Average Exercise Price per Share, Beginning balance	$ 42.54	$ 47.42	$ 53.18
Number of Options, Granted	2,000	15,050	17,145
Weighted Average Exercise Price per Share, Granted	$ 1.21	$ 12.91	$ 22.98
Number of Options, Released
Weighted Average Exercise Price per Share, Released
Number of Options, Forfeited	(10,574)	(2,850)
Weighted Average Exercise Price per Share, Forfeited	$ 22.63	$ 39.87
Number of Shares Subject to Outstanding Stock Options, Ending balance	93,515	102,089	89,889
Weighted Average Exercise Price per Share, Ending balance	$ 43.91	$ 42.54	$ 47.42
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Outstanding Restricted Stock Units, Beginning balance	76,916	131,858
Weighted Average Grant Date Fair Value per Unit, Beginning balance	$ 69.5	$ 79.29
Number of Outstanding Restricted Stock Units, Granted	50,903	7,500	131,858
Weighted Average Grant Date Fair Value per Unit, Granted	$ 1.21	$ 2.91	$ 79.29
Number of Outstanding Restricted Stock Units,,Released	(3,224)	61,200
Weighted Average Grant Date Fair Value per Unit, Released	$ 27.5	$ (82.04)
Number of Outstanding Restricted Stock Units, Forfeited	(2,500)	(1,242)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 2.91	$ 88.6
Number of Outstanding Restricted Stock Units, Ending balance	122,095	76,916	131,858
Weighted Average Grant Date Fair Value per Unit, Ending balance	$ 43.5	$ 69.5	$ 79.29